Commitments and Contingencies Minimum Commitments under Noncancelable Operating Lease Agreements (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 49.8
Operating Leases, Future Minimum Payments, Due in Two Years	45.1
Operating Leases, Future Minimum Payments, Due in Three Years	32.6
Operating Leases, Future Minimum Payments, Due in Four Years	17.0
Operating Leases, Future Minimum Payments, Due in Five Years	8.1
Operating Leases, Future Minimum Payments, Due Thereafter	2.3
Operating Leases, Future Minimum Payments Due	$ 154.9